UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-499
                                   ------------


                             AXP INCOME SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


  50606 AXP Financial Center, Minneapolis, Minnesota                55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     5/31
                         --------------

Date of reporting period:    2/28
                         --------------

                              AXP(R) SELECTIVE FUND
                           A FEEDER FUND INVESTING IN
                            QUALITY INCOME PORTFOLIO
                       PORTFOLIO HOLDINGS AT FEB. 28, 2005

Investments in Securities

Quality Income Portfolio

Feb. 28, 2005 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (100.5%)
Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Foreign government (0.7%)
Bundesrepublik Deutschland
  (European Monetary Unit)
   01-04-07               6.00%             1,025,000(c)            $1,441,502
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38              1,197,000(c)             1,340,042
United Kingdom Treasury
  (British Pound)
   12-07-06               7.50                710,000(c)             1,427,666
United Mexican States
  (U.S. Dollar)
   09-27-34               6.75              2,125,000(c)             2,164,313
Total                                                                6,373,523

U.S. government obligations & agencies (29.1%)
Federal Home Loan Bank
   05-22-06               2.88             14,730,000               14,616,903
   08-11-06               3.25              7,050,000                7,012,917
   12-17-07               3.25              2,585,000                2,536,040
   06-14-13               3.88             10,500,000               10,065,563
Federal Home Loan Mtge Corp
   07-15-06               5.50              8,000,000                8,207,608
   04-15-08               5.75             17,330,000               18,218,613
   03-18-09               3.76              2,810,000                2,766,139
   07-15-09               4.25             10,000,000(m)            10,024,642
   01-15-12               5.75             14,425,000               15,489,608
Federal Natl Mtge Assn
   05-15-11               6.00              3,520,000                3,816,581
Overseas Private Investment
  U.S. Govt Guaranty Series 1996A
   09-15-08               6.99              4,444,444                4,679,244
U.S. Treasury
   12-31-05               1.88             10,000,000(m)             9,892,580
   11-30-06               2.88              5,400,000                5,339,882
   05-15-07               4.38              5,640,000(m)             5,728,345
   11-15-07               3.00             13,395,000               13,152,738
   01-15-10               3.63             21,065,000(m)            20,712,793
   02-15-10               3.50              6,355,000                6,214,497
   11-15-14               4.25              8,255,000                8,176,644
   02-15-15               4.00             15,985,000               15,525,431
   08-15-23               6.25             19,435,000               22,902,943
   02-15-26               6.00             50,399,000(l)            58,354,582
   02-15-31               5.38              6,210,000                6,828,088
Total                                                              270,262,381

Commercial mortgage-backed(f)/
Asset-backed securities (12.9%)
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00              2,000,000(j)             1,973,750
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98              1,500,000(j)             1,455,000
ARG Funding
  Series 2005-1A Cl A3 (MBIA)
   04-20-10               4.29              2,250,000(d,j)           2,225,654
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94              1,300,000                1,298,635
Bear Stearns Commercial Mtge Securities
  Series 2003-T10 Cl A1
   03-13-40               4.00              3,079,072                3,003,358
  Series 2004-PWR6 Cl A6
   11-11-41               4.83              1,750,000                1,730,523
  Series 2004-T16 Cl A3
   02-13-46               4.03                600,000                  590,468
California State Teachers' Retirement System Trust
  Series 2002-C6 Cl A3
   11-20-14               4.46              5,396,507(d)             5,419,409
Commercial Mtge Pass-Through Ctfs
  Series 2004-CNL Cl A1
  09-15-14                2.81              3,280,000(d,g)           3,276,162
  Series 2004-LB3A Cl A2
  07-10-37                4.71              1,225,000                1,234,996
  Series 2004-LB3A Cl A3
  07-10-37                5.09              3,500,000                3,580,911
  Series 2004-LB3A Cl A5
  07-10-37                5.28              1,500,000(g)             1,552,287
CS First Boston Mtge Securities
  Series 2004-C1 Cl A2
  01-15-37                3.52              1,550,000                1,509,971
Ford Credit Auto Owner Trust
  Series 2005-A Cl A3
  11-15-08                3.48              5,000,000                4,970,850
GE Capital Commercial Mtge
  Series 2004-C2 Cl A2
  03-10-40                4.12              3,250,000                3,189,030
GMAC Commercial Mtge Securities
  Series 1999-C1 Cl B
  05-15-33                6.30              2,200,000                2,346,868
  Series 2004-C3 Cl A4
  12-10-41                4.55              1,700,000                1,685,492
  Series 2004-C3 Cl A5
  12-10-41                4.86              1,800,000                1,781,658
Greenwich Capital Commercial Funding
  Series 2005-GG3 Cl A1
  08-10-42                3.92              1,300,000                1,293,656
  Series 2005-GG3 Cl A4
  08-10-42                4.80              2,100,000                2,075,409
Honda Auto Receivables Owner Trust
  Series 2005-1 Cl A3
  10-21-08                3.53              1,400,000                1,393,946

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
1   --   AXP SELECTIVE FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Commercial mortgage-backed(f)/
Asset-backed securities (cont.)
JPMorgan Chase Commercial Mtge Securities
  Series 2003-CB6 Cl A2
   07-12-37               5.26%            $1,500,000               $1,542,876
  Series 2004-CBX Cl A3
   01-12-37               4.18              1,000,000                  988,049
  Series 2004-CBX Cl A5
   01-12-37               4.65              1,500,000                1,490,700
  Series 2004-CBX Cl A6
   01-12-37               4.90              1,900,000                1,896,624
LB-UBS Commercial Mtge Trust
  Series 2002-C2 Cl A3
   06-15-26               5.39              2,790,000                2,904,196
  Series 2002-C4 Cl A4
   09-15-26               4.56              1,800,000                1,796,907
  Series 2002-C8 Cl A3
   11-15-27               4.83              1,150,000                1,155,233
  Series 2003-C3 Cl A2
   05-15-27               3.09              5,800,000                5,599,236
  Series 2003-C8 Cl A2
   11-15-27               4.21              5,130,000                5,090,858
  Series 2004-C2 Cl A2
   03-15-29               3.25              4,935,000                4,720,426
  Series 2004-C2 Cl A3
   03-15-29               3.97              1,200,000                1,145,040
  Series 2004-C4 Cl A3
   06-15-29               4.99              1,000,000(g)             1,028,846
  Series 2004-C6 Cl A4
   08-15-29               4.58                450,000                  449,008
  Series 2004-C7 Cl A2
   10-15-29               3.99              1,000,000                  977,590
  Series 2004-C8 Cl A2
   12-15-29               4.20              2,300,000                2,270,284
  Series 2004-C8 Cl A6
   12-15-29               4.80              3,100,000                3,081,126
  Series 2005-C1 Cl A4
   02-15-30               4.74              1,800,000                1,772,874
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40              1,400,000(j)             1,370,950
Metris Master Trust
  Series 2004-2 Cl M
   10-20-10               2.99              1,000,000(g)             1,000,620
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94              1,500,000                1,476,843
Morgan Stanley Capital I
  Series 2003-IQ4 Cl A1
   05-15-40               3.27              4,405,794                4,187,042
  Series 2004-HQ4 Cl A5
   04-14-40               4.59              1,350,000                1,336,095
  Series 2004-IQ8 Cl A2
   06-15-40               3.96              2,200,000                2,180,254
  Series 2005-T17 Cl A5
   12-13-41               4.78              1,800,000                1,776,870
Morgan Stanley, Dean Witter Capital 1
  Series 2002-TOP7 Cl A2
   01-15-39               5.98              2,235,000                2,403,619
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90              1,450,000                1,433,241
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61                980,000                  965,771
  Series 2005-A Cl A3
   10-15-08               3.54              1,900,000                1,884,705
Residential Asset Securities
  Series 2002-KS1 Cl AI4 (AMBAC)
   11-25-29               5.86              1,338,460(j)             1,341,057
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A2
   10-15-41               4.38              1,500,000                1,493,364
Wachovia Bank Commercial Mtge Trust
  Series 2005-C16 Cl A3
   10-15-41               4.62              1,962,000                1,948,876
  Series 2005-C16 Cl A4
   10-15-41               4.85              2,000,000                1,983,200
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30              5,000,000                4,951,461
World Omni Auto Receivables Trust
  Series 2005-A Cl A3
   06-12-09               3.54              2,750,000                2,732,263
Total                                                              119,964,137

Mortgage-backed securities (41.1%)(f,k)
Adjustable Rate Mtge Trust
  Series 2004-2 Cl 6A1
   02-25-35               5.29              2,193,869(e)             2,224,050
Bank of America Alternative Loan Trust
  Series 2003-11 Cl 1A1
   01-25-34               6.00              2,616,211                2,672,591
Bank of America Mtge Securities
  Series 2004-F Cl B1
   07-25-34               4.15              1,839,382(e)             1,820,124
Bear Stearns Adjustable Rate Mtge Trust
  Series 2004-12 Cl 3A1
   02-25-35               5.20              2,288,420(e)             2,298,924
Countrywide Alternative Loan Trust
  Series 2003-11T1 Cl A1
   07-25-18               4.75              1,702,817                1,689,784
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.66              1,174,053(e)             1,157,581
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.44              1,193,828(e)             1,177,833
Federal Home Loan Mtge Corp
   05-01-13               4.50              2,263,260                2,247,258
   11-01-14               7.50              1,903,045                2,024,360
   07-01-16               8.00                    144                      156
   01-01-17               8.00                  1,052                    1,150
   03-01-17               8.50                 13,549                   14,767
   06-01-17               8.50                  4,210                    4,588
   07-01-17               7.00              6,309,826                6,654,775
   05-01-18               5.50              2,086,450                2,140,824
   09-01-18               5.00              3,811,760                3,851,233
   10-01-18               5.00              6,075,828                6,138,067
   01-01-19               5.50                842,618                  864,577
   09-01-19               8.50                 36,922                   40,396
   03-01-20               5.50              8,000,000(b)             8,212,500
   04-01-21               9.00                119,404                  132,743
   03-01-22               8.50                253,524                  278,843
   08-01-22               8.50                237,103                  261,057
   02-01-25               8.00                324,490                  351,497
   01-01-32               6.50              4,633,617                4,845,311
   03-01-32               6.50              1,761,432                1,838,117
   06-01-32               7.00              1,639,886                1,737,013
   07-01-32               7.00              5,507,496                5,804,756
   04-01-33               6.00              6,052,104                6,272,815
   06-01-33               5.50              3,688,725                3,728,917
   12-01-33               5.00              3,117,635                3,084,780
  Collateralized Mtge Obligation
   12-15-14               4.50              6,250,000                6,281,706
   04-15-15               4.50              4,850,000                4,878,039
   02-15-27               5.00              4,000,000                4,037,693
   10-15-27               5.00              7,425,000                7,490,543
   06-15-28               5.00              4,625,000                4,667,014
   11-15-28               4.50              2,037,779                2,046,654
   01-15-33               5.00                445,932                  445,252
   02-15-33               5.50              3,627,136                3,751,347
   07-25-43               7.00              1,717,166                1,814,292
  Interest Only
   02-15-14               7.40              1,597,058(h)               113,263
Federal Natl Mtge Assn
   11-01-10               4.47                561,832                  557,468
   12-01-11               5.10                432,368                  441,735
   11-01-12               4.84              1,838,039                1,829,474
   01-01-13               4.92              1,362,460                1,378,598
   04-01-14               6.00              2,764,226                2,885,670
   11-01-14               4.50              6,037,871                6,060,530
   01-01-17               5.57              4,192,604                4,411,733
   03-01-17               6.50              3,348,755                3,521,468
   04-01-17               6.50              1,525,500                1,604,178
   08-01-17               6.00              6,360,530                6,625,640
   09-01-17               6.00              7,165,553                7,464,217
   04-01-18               5.00              5,872,018                5,933,065
   05-01-18               5.50              4,925,152                5,064,835
   05-01-18               6.00              4,479,528                4,665,533
   06-01-18               4.50              1,745,065                1,727,170
   06-01-18               5.00              2,009,513                2,029,887
   08-01-18               4.50              5,874,390                5,812,663
   10-01-18               4.50              3,225,157                3,192,085
   01-01-19               5.50                987,759                1,013,621
   02-01-19               5.00              2,717,286                2,739,506
   03-01-20               5.00              2,975,000(b)             2,994,522
   03-01-20               5.50              1,000,000(b)             1,024,062

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
2   --   AXP SELECTIVE FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Mortgage-backed securities (cont.)
Federal Natl Mtge Assn (cont.)
   07-01-23               5.00%            $2,975,738               $2,964,287
   07-01-23               5.50              3,472,224                3,523,629
   09-01-23               5.50              3,850,433                3,907,437
   12-01-26               8.00                470,222                  507,772
   04-01-27               7.50                487,645                  522,741
   08-01-27               8.00                537,642                  579,534
   01-01-28               6.50                293,734                  307,319
   07-01-28               5.50              1,920,548                1,942,971
   11-01-28               5.50              3,403,028                3,442,759
   04-01-29               5.00              4,710,825                4,653,116
   01-01-30               8.00                388,828                  418,765
   06-01-31               7.00              4,242,670                4,490,113
   03-01-32               7.50                626,132                  670,157
   04-01-32               7.50                522,419                  558,687
   05-01-32               7.50                643,404                  688,881
   06-01-32               7.50              1,524,023                1,629,826
   07-01-32               6.50              1,099,492                1,149,546
   08-01-32               6.50              6,484,979                6,786,919
   08-01-32               7.00                717,990                  757,542
   09-01-32               6.50              2,617,741                2,727,820
   11-01-32               6.50              1,334,092                1,397,947
   01-01-33               5.80              1,465,499                1,584,571
   01-01-33               6.00              4,833,764                4,966,590
   02-01-33               6.00              9,948,575               10,237,426
   04-01-33               5.50             21,857,461               22,142,698
   04-01-33               6.00             10,372,009               10,706,790
   05-01-33               5.50              5,858,556                5,917,200
   07-01-33               4.85              2,319,976(e)             2,323,155
   07-01-33               5.00              4,672,329                4,617,008
   07-01-33               5.50              3,630,379                3,665,578
   08-01-33               5.50                892,035                  900,684
   01-01-34               6.50              1,665,427                1,748,021
   03-01-34               5.00             14,353,041               14,183,103
   09-01-34               4.84              4,064,660(e)             4,107,418
   10-01-34               5.03              2,615,386(e)             2,661,699
   12-01-34               4.40              1,047,405(e)             1,041,571
   12-01-34               6.50              3,422,370                3,569,527
   03-01-35               7.00              3,000,000(b)             3,163,125
  Collateralized Mtge Obligation
   12-25-26               8.00              1,737,233                1,846,194
   06-25-44               7.50              1,750,270                1,881,957
  Interest Only
   12-25-12              13.29              1,484,356(h)                91,532
   12-25-31               1.19              1,461,968(h)               271,420
  Principal Only
   09-01-18               0.00                 27,846(i)                24,941
First Horizon Alternative Mtge Securities
  Series 2004-AA4 Cl A1
   10-25-34               5.45              2,199,804                2,232,427
  Series 2005-AA2 Cl 2A1
   04-25-35               5.46              2,750,000(e)             2,789,639
Govt Natl Mtge Assn
   05-15-26               7.50                760,903                  818,673
   12-15-32               6.00             10,619,125               10,970,482
   07-15-33               5.00              2,879,971                2,871,680
   10-15-33               5.00              2,764,164                2,756,041
   10-15-33               5.50              4,324,744                4,401,856
  Collateralized Mtge Obligation
  Interest Only
   01-20-32               0.00              1,177,943(h)               141,680
   08-20-32               0.00              4,758,073(h)               758,371
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.41              1,460,853(e)             1,437,391
Master Alternative Loans Trust
  Series 2004-4 Cl 2A1
   05-25-34               6.00              4,109,061                4,208,993
  Series 2004-7 Cl 8A1
   08-25-19               5.00              1,816,923                1,823,392
  Series 2004-8 Cl 7A1
   09-25-19               5.00              2,566,427                2,574,050
  Series 2005-1 Cl 2A1
   02-25-35               6.00              3,350,000                3,429,952
Structured Adjustable Rate Mtge Loan
  Series 2004-5 Cl B1
   05-25-34               4.62              1,347,270(e)             1,316,970
Structured Asset Securities
  Series 2003-33H Cl 1A1
   10-25-33               5.50              5,903,103                5,914,197
Washington Mutual
  Series 2004-CB2 Cl 6A
   07-25-19               4.50              1,719,045                1,680,178
Wells Fargo Mtge Backed Securities Trust
  Series 2005-AR1 Cl 1A1
   02-25-35               4.57              3,739,911(e)             3,717,030
Total                                                              381,197,828

Automotive & related (0.2%)
Ford Motor
   02-01-29               6.38              2,460,000(l)             2,159,159

Banks and savings & loans (2.6%)
Banknorth Group
  Sr Nts
   05-01-08               3.75              3,370,000(l)             3,314,193
KFW Intl Finance
  (U.S. Dollar)
   10-17-05               2.50              6,275,000(c)             6,241,717
Washington Mutual Bank FA
  Sub Nts
   08-15-14               5.65              3,800,000                3,973,432
Wells Fargo & Co
  Sub Nts
   02-09-15               4.75              3,000,000                2,949,372
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45              6,889,000                7,564,460
Total                                                               24,043,174

Cable (1.2%)
Comcast
   03-15-11               5.50              7,105,000                7,388,347
Comcast Cable Communications
   11-15-08               6.20              3,130,000                3,319,650
Total                                                               10,707,997

Energy equipment & services (0.6%)
Halliburton
   10-15-10               5.50              5,335,000                5,555,901

Finance companies (2.1%)
Citigroup
  Sub Nts
   09-15-14               5.00              8,785,000                8,808,930
GMAC
   09-15-11               6.88             10,565,000               10,475,969
Total                                                               19,284,899

Financial services (1.8%)
ING Security Life Institutional Funding
   01-15-10               4.25              5,000,000(d)             4,944,280
Pricoa Global Funding I
   06-15-08               4.35              2,435,000(d)             2,443,669
   01-15-10               4.20              9,325,000(d)             9,206,665
Total                                                               16,594,614

Health care services (0.5%)
Cardinal Health
   06-15-15               4.00              5,350,000                4,811,587

Insurance (1.4%)
ASIF Global Financing XIX
   01-17-13               4.90             13,105,000(d)            13,235,002

Leisure time & entertainment (0.1%)
Viacom
   05-15-11               6.63              1,020,000                1,118,873

Media (0.4%)
News America
   12-15-34               6.20              3,330,000(d)             3,434,582

Multi-industry (0.1%)
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75                825,000(c)               911,590

Paper & packaging (0.7%)
Domtar
  (U.S. Dollar)
   12-01-13               5.38              6,350,000(c)             6,149,835

Telecom equipment & services (1.6%)
Sprint Capital
   11-15-28               6.88              6,580,000                7,260,622
TELUS
  (U.S. Dollar)
  06-01-11                8.00              6,742,500(c)             7,875,018
Total                                                               15,135,640

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
3   --   AXP SELECTIVE FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

Issuer                  Coupon               Principal                Value(a)
                         rate                 amount

Textiles & apparel (0.3%)
Jones Apparel Group
   11-15-14               5.13%            $1,085,000(d)            $1,068,245
   11-15-34               6.13              1,650,000(d)             1,642,011
Total                                                                2,710,256

Utilities -- electric (0.7%)
Indianapolis Power & Light
  1st Mtge
   07-01-13               6.30              1,120,000(d)             1,199,453
Metropolitan Edison
   03-15-13               4.95              2,595,000(l)             2,584,926
Ohio Power
  Sr Nts Series H
   01-15-14               4.85              2,545,000                2,516,572
Progress Energy
  1st Mtge
   03-01-13               4.80                660,000                  657,974
Total                                                                6,958,925

Utilities -- telephone (2.4%)
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00              4,630,000(c,d)           4,663,711
Verizon Pennsylvania
  Series A
   11-15-11               5.65             16,745,000               17,456,830
Total                                                               22,120,541

Total bonds
(Cost: $934,247,627)                                              $932,730,444

Short-term securities (6.7%)(n)
Issuer                 Effective              Amount                  Value(a)
                         yield              payable at
                                             maturity

U.S. government agencies (5.4%)
Federal Home Loan Mtge Corp Disc Nts
   03-16-05               2.28%           $10,000,000               $9,989,868
   05-10-05               2.62             20,000,000               19,897,340
Federal Natl Mtge Assn Disc Nts
   03-16-05               2.47             12,000,000               11,986,826
   05-18-05               2.62              9,100,000                9,047,948
Total                                                               50,921,982

Commercial paper (1.3%)
BNP Paribas North America
   03-01-05               2.60             11,700,000               11,699,155

Total short-term securities
(Cost: $62,621,201)                                                $62,621,137

Total investments in securities
(Cost: $996,868,828)(o)                                           $995,351,581

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Nov. 30, 2004.

(b) At Feb. 28, 2005, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $15,469,269.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Feb. 28, 2005, the value of foreign securities represented 3.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Feb. 28, 2005, the value of these securities amounted to $52,758,843 or 5.7% of net assets.

(e) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2005.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 2005.

(h) Interest only represents securities that entitle holders to receive only interest payments on the underlying mortgages. The yield to maturity of an interest only is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents yield based upon the estimated timing and amount of future cash flows at Feb. 28, 2005.

(i) Principal only represents securities that entitle holders to receive only principal payments on the underlying mortgages. The yield to maturity of a principal only is sensitive to the rate of principal payments on the underlying mortgage assets. A slow (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity. Interest rate disclosed represents yield based upon the estimated timing of future cash flows at Feb. 28, 2005.

(j) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC      --   American Municipal Bond Association Corporation

      FSA        --   Financial Security Assurance

      MBIA       --   MBIA Insurance Corporation

--------------------------------------------------------------------------------
4   --   AXP SELECTIVE FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

(k) Comparable securities are held to satisfy future delivery requirements of the following open forward sale commitments at Feb. 28, 2005:

      Security                   Principal  Settlement    Proceeds       Value
      Amount                       date     receivable

      Federal Natl Mtge Assn
        03-01-35 5.00%         $10,000,000    3-14-05   $9,987,500  $9,853,120
        03-01-35 6.50            7,700,000    3-14-05    8,038,680   8,017,625

(l) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                         Notional amount
      Purchase contract
      U.S. Treasury Note, June 2005, 5-year                         $4,300,000

      Sale contracts
      U.S. Treasury Note, March 2005, 10-year                       58,100,000
      U.S. Treasury Note, June 2005, 10-year                        24,400,000

(m)   At Feb. 28, 2005, security was partially or fully on loan.

(n) Cash collateral received from security lending activity is invested in short-term securities and represents 4.9% of net assets. 1.8% of net assets is the Portfolio's cash equivalent position.

(o) At Feb. 28, 2005, the cost of securities for federal income tax purposes was approximately $996,869,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                      $ 6,475,000
      Unrealized depreciation                                       (7,992,000)
                                                                    ----------
      Net unrealized depreciation                                  $(1,517,000)
                                                                   -----------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
5   --   AXP SELECTIVE FUND   --   PORTFOLIO HOLDINGS AT FEB. 28, 2005

                                                              S-6376-80 C (4/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP INCOME SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 28, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          April 28, 2005



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          April 28, 2005